UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21969

                               The GDL Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The GDL Fund

Semiannual Report — June 30, 2017

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Ryan N. Kahn, CFA	Gian Maria Magrini, CFA	Geoffrey P. Astle
Chief Investment Officer	Analyst BS, Babson College	Analyst BS, Fordham University	Analyst BS, Fairfield University

To Our Shareholders,

For the six months ended June 30, 2017, the net asset value (“NAV”) total return of The GDL Fund was 1.5%, compared with a total return of 0.3% for the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. The total return for the Fund’s publicly traded shares was 7.1%. The Fund’s NAV per share was $11.73, while the price of the publicly traded shares closed at $10.26 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a) (Unaudited)
	Year to Date	1 Year	3 Year	5 Year	10 Year	Since Inception (01/31/07)
GDL Fund
NAV Total Return (b)	1.53%	5.10%	3.08%	4.05%	2.84%	3.01%
Investment Total Return (c)	7.06	10.11	4.48	5.07	3.00	2.31
Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	0.31	0.49	0.23	0.17	0.58	0.76

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the re-balancing date. To qualify for selection, an issue must have settled on or before the re-balancing (month end) date. Dividends are not reinvested for the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2017:

The GDL Fund

Long Positions
U.S. Government Obligations	42.4%
Health Care	15.3%
Retail	7.3%
Telecommunications	5.3%
Financial Services	4.0%
Energy and Utilities	3.5%
Automotive: Parts and Accessories	3.2%
Cable and Satellite	3.1%
Food and Beverage	3.1%
Building and Construction	1.9%
Electronics	1.6%
Computer Hardware	1.2%
Specialty Chemicals	1.1%
Transportation	1.1%
Semiconductors	1.0%
Business Services	0.8%
Machinery	0.7%
Closed-End Funds	0.7%
Metals and Mining	0.6%
Diversified Industrial	0.5%
Entertainment	0.5%

Wireless Communications	0.4%
Computer Software and Services	0.3%
Hotels and Gaming	0.2%
Equipment and Supplies	0.1%
Real Estate	0.1%
Consumer Products and Services	0.0	%*
Paper and Forest Products	0.0	%*
Publishing	0.0	%*

	100.0%

Short Positions
Building and Construction	(0.5)%
Energy and Utilities	(0.2)%
Financial Services	(0.1)%
Entertainment	(0.1)%
Cable and Satellite	(0.0	)%**

	(0.9)%

*	Amount represents less than 0.05%
**	Amount represents greater than (0.05)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The GDL Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 56.7%
	Automotive: Parts and Accessories — 3.2%
15,100	Federal-Mogul Holdings Corp.†	$124,400	$151,000
200,000	Haldex AB†	2,651,766	2,516,410
137,283	Mobileye NV†	8,481,050	8,621,372

		11,257,216	11,288,782

	Building and Construction — 1.9%
154,600	Canam Group Inc.	1,376,291	1,466,363
20,000	Fortune Brands Home & Security Inc.	939,189	1,304,800
47,750	Johnson Controls International plc	1,671,605	2,070,440
35,414	Lennar Corp., Cl. B	1,242,454	1,592,568
2,800	Norbord Inc., Toronto	59,575	87,165

		5,289,114	6,521,336

	Business Services — 0.8%
7,800	CardConnect Corp.†	117,282	117,390
92,138	Clear Channel Outdoor Holdings Inc., Cl. A.	459,491	446,869
87,000	exactEarth Ltd.†	249,767	83,860
3,000	Funespana SA†	27,182	24,671
511,000	Gerber Scientific Inc., Escrow†	0	0
175,000	GrainCorp Ltd., Cl. A	1,973,126	1,273,759
31,000	Havas SA	320,058	325,954
100	Patriot National Inc.†	968	212
500	SAVE SpA.	11,556	11,873
156,000	TIO Networks Corp.†	395,600	400,586

		3,555,030	2,685,174

	Cable and Satellite — 3.1%
27,628	Liberty Global plc, Cl. A†	970,645	887,411
60,000	Liberty Global plc, Cl. C†	2,044,490	1,870,800
14,000	Liberty Global plc LiLAC, Cl. A†	387,636	304,780
31,000	Liberty Global plc LiLAC, Cl. C†	857,192	663,710
220,000	Sky plc	2,469,203	2,848,212
43,500	Time Warner Inc.	4,060,603	4,367,835

		10,789,769	10,942,748

	Computer Hardware — 1.2%
320,000	Brocade Communications Systems Inc.	3,968,026	4,035,200
500	Data Modul AG	15,606	44,801

		3,983,632	4,080,001

	Computer Software and Services — 0.3%
7,500	Dalenys†	73,388	74,448
1,672	Dell Technologies Inc., Cl. V†	75,353	102,170
21,000	Digi International Inc.†	265,658	213,150
19,609	Global Sources Ltd.†	383,470	392,180
200	InterXion Holding NV†	6,505	9,156
1,500	Rightside Group Ltd.†	16,057	15,930
200	Synchronoss Technologies Inc.†	3,301	3,290

Shares		Cost	Market Value
15,600	Xactly Corp.†	$242,666	$244,140

		1,066,398	1,054,464

	Consumer Products and Services — 0.0%
100	Accell Group	3,366	3,276
20,000	Avon Products Inc.†	143,301	76,000
1,000	Bang & Olufsen A/S†	10,516	16,743

		157,183	96,019

	Diversified Industrial — 0.5%
2,000	Handy & Harman Ltd.†	55,710	62,800
15,000	ITT Inc.	482,155	602,700
45,000	Myers Industries Inc.	499,454	807,750
3,200	SLM Solutions Group AG†	110,664	140,713

		1,147,983	1,613,963

	Electronics — 1.6%
19,000	Alimco Financial Corp.†	934,838	243,200
85,900	Axis Communications AB	3,441,368	3,470,790
75,000	Bel Fuse Inc., Cl. A	1,962,555	1,563,750
17,000	Hitachi Kokusai Electric Inc.	381,111	396,150

		6,719,872	5,673,890

	Energy and Utilities — 3.5%
4,000	Alerion Cleanpower SpA	10,966	12,545
170,000	Alvopetro Energy Ltd.†	152,166	23,597
3,500	Avangrid Inc.	135,625	154,525
12,000	Delta Natural Gas Co. Inc.	363,476	365,640
72,000	Endesa SA	1,799,401	1,658,679
500	Etablissements Maurel et Prom†	2,185	1,953
80,000	Gas Natural Inc.	1,003,885	1,032,000
460,000	Gulf Coast Ultra Deep Royalty Trust†	540,614	29,900
10,200	Hafslund ASA, Cl. A	117,632	131,948
43,000	Noble Energy Inc.	1,681,816	1,216,900
10,000	NRG Energy Inc.	229,472	172,200
10,000	ONEOK Partners LP	544,937	510,700
7,000	Rice Energy Inc.†	173,655	186,410
10,000	TerraForm Global Inc., Cl. A†	49,425	50,500
120,000	Westar Energy Inc.	6,769,781	6,362,400
50,000	WesternZagros Resources Ltd.†	120,491	10,603
200	WGL Holdings Inc.	16,195	16,686
24,700	Whiting Petroleum Corp.†	344,641	136,097

		14,056,363	12,073,283

	Entertainment — 0.4%
10,000	AMC Entertainment Holdings Inc., Cl. A	346,000	227,500
2,000	SFX Entertainment Inc.†	1,881	0
30,000	Tribune Media Co., Cl. A	1,196,499	1,223,100

		1,544,380	1,450,600

	Equipment and Supplies — 0.1%
2,500	The Middleby Corp.†	19,758	303,775

See accompanying notes to financial statements.

The GDL Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services — 4.0%
32,000	Allied World Assurance Co. Holdings AG	$1,695,388	$1,692,800
35,000	Astoria Financial Corp.	563,635	705,250
8,000	BB&T Corp.	321,418	363,280
13,800	Fidelity & Guaranty Life	423,374	428,490
975,000	Fortress Investment Group LLC, Cl. A	7,682,447	7,790,250
16,000	MoneyGram International Inc.†	276,763	276,000
60,000	Navient Corp.	953,334	999,000
8,000	Nordnet AB, Cl. B†	33,598	36,084
50,000	OneBeacon Insurance Group Ltd., Cl. A	914,543	911,500
60,000	SLM Corp.†	378,899	690,000
900	Topdanmark A/S†	25,606	28,740

		13,269,005	13,921,394

	Food and Beverage — 3.1%
2,619,000	Parmalat SpA	8,477,754	9,063,629
1,500,000	Premier Foods plc†	1,018,102	791,242
10,000	Snyder’s-Lance Inc.	327,500	346,200
1,000	The Hershey Co.	104,066	107,370
2,500,000	Yashili International Holdings Ltd.†	1,129,462	483,513

		11,056,884	10,791,954

	Health Care — 15.2%
110,000	Akorn Inc.†	3,661,295	3,689,400
51,000	Albany Molecular Research Inc.†	1,100,422	1,106,700
90,000	Alere Inc.†	4,663,287	4,517,100
3,500	Allergan plc	752,764	850,815
61,600	AstraZeneca plc, ADR	2,403,368	2,099,944
5,500	Cigna Corp.	778,059	920,645
5,000	CR Bard Inc.	1,515,145	1,580,550
3,000	Depomed Inc.†	65,509	32,220
2,200	Humana Inc.	394,466	529,364
1,000	ICU Medical Inc.†	58,368	172,500
40,000	Idorsia Ltd.†	411,798	755,032
4,000	Illumina Inc.†	360,787	694,080
300,000	Innocoll Holdings plc†	618,643	681,000
500	LifeWatch AG†	7,114	7,900
6,000	Mylan NV†	303,180	232,920
51,500	Nexvet Biopharma plc†	340,732	344,020
16,000	Novadaq Technologies Inc.†	186,397	187,520
120,000	Nutraceutical International Corp.	5,001,960	4,998,000
1,000	PAREXEL International Corp.†	87,162	86,910
200,000	Patheon NV†	6,953,657	6,976,000
16,000	Rhoen Klinikum AG	352,617	467,277
200	SciClone Pharmaceuticals Inc.†	2,191	2,200
15,000	Smith & Nephew plc	154,293	258,863
7,500	Smith & Nephew plc, ADR	275,034	261,375
70,000	STADA Arzneimittel AG	4,849,706	4,964,137

Shares		Cost	Market Value
100,000	Syneron Medical Ltd.†	$1,088,556	$1,095,000
124,500	The Spectranetics Corp.†	4,778,500	4,780,800
85,000	VCA Inc.†	7,744,838	7,846,350
85,000	VWR Corp.†	2,816,106	2,805,850

		51,725,954	52,944,472

	Hotels and Gaming — 0.2%
27,000	Belmond Ltd., Cl. A†	298,850	359,100
7,600	Intrawest Resorts Holdings Inc.†	179,939	180,424
1,000	MGM Resorts International	2,620	31,290

		481,409	570,814

	Machinery — 0.7%
19,000	CNH Industrial NV	136,721	215,164
38,000	Xylem Inc.	1,579,224	2,106,340

		1,715,945	2,321,504

	Metals and Mining — 0.6%
75,001	Alamos Gold Inc., Cl. A	1,125,584	538,507
35,504	AuRico Metals Inc.†	18,895	31,211
3,000	Osisko Gold Royalties Ltd., Toronto	41,106	36,667
12,000	Vulcan Materials Co.	740,173	1,520,160

		1,925,758	2,126,545

	Paper and Forest Products — 0.0%
35,000	Tembec Inc.†	111,180	113,356
	Publishing — 0.0%
10,000	Telegraaf Media Groep NV†	63,717	70,437
4,000	tronc Inc.†	45,960	51,560

		109,677	121,997

	Real Estate — 0.1%
500	First Potomac Realty Trust	5,565	5,555
15,500	Forestar Group Inc.†	219,235	265,825
136,000	Great Wall Pan Asia Holdings Ltd.	48,079	38,322
2,000	Parkway Inc.	45,782	45,780

		318,661	355,482

	Retail — 7.2%
50,000	Cabela’s Inc.†	2,957,918	2,971,000
200,000	Kate Spade & Co.†	3,687,305	3,698,000
44,000	Panera Bread Co., Cl. A†	13,781,097	13,844,160
840,000	Rite Aid Corp.†	6,872,162	2,478,000
85,000	Staples Inc.	861,475	855,950
2,000	West Marine Inc.	25,670	25,700
31,000	Whole Foods Market Inc.	1,300,909	1,305,410

		29,486,536	25,178,220

	Semiconductors — 1.0%
33,800	AIXTRON SE†	137,319	237,612
3,000	KLA-Tencor Corp.	195,441	274,530

See accompanying notes to financial statements.

The GDL Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Semiconductors (Continued)
28,000	NXP Semiconductors NV†	$2,940,263	$3,064,600

		3,273,023	3,576,742

	Specialty Chemicals — 1.1%
2,000	Ashland Global Holdings Inc.	8,855	131,820
1,500	Linde AG	249,071	284,053
6,000	Monsanto Co.	657,042	710,160
8,900	SGL Carbon SE†	166,494	110,546
5,000	Syngenta AG	2,284,365	2,315,153
5,491	Valvoline Inc.	9,216	130,239

		3,375,043	3,681,971

	Telecommunications — 5.3%
690,000	Asia Satellite Telecommunications Holdings Ltd.	1,533,382	734,414
200,000	Koninklijke KPN NV	613,090	639,834
58,000	Level 3 Communications Inc.†	3,262,328	3,439,400
1,000	Loral Space & Communications Inc.†	31,009	41,550
10,000	Lumos Networks Corp.†	176,910	178,700
40,000	NeuStar Inc., Cl. A†	1,334,348	1,334,000
58,000	Sprint Corp.†	333,221	476,180
10,000	Straight Path Communications Inc., Cl. B†	1,797,404	1,796,500
130,000	Telenet Group Holding NV†	6,861,346	8,188,661
77,100	West Corp.	1,782,629	1,797,972

		17,725,667	18,627,211

	Transportation — 1.1%
190,000	Abertis Infraestructuras SA	3,492,008	3,519,885
2,000	XPO Logistics Europe SA†	484,562	450,294

		3,976,570	3,970,179

	Wireless Communications — 0.4%
1,000	DGC One AB	28,852	29,675
24,000	T-Mobile US Inc.†	976,382	1,454,880

		1,005,234	1,484,555

	TOTAL COMMON STOCKS	199,143,244	197,570,431

	CLOSED-END FUNDS — 0.7%
42,000	Altaba Inc.†	968,323	2,288,160

	RIGHTS — 0.3%
	Entertainment — 0.1%
225,000	Media General Inc., expire 12/31/17†	0	384,750

	Health Care — 0.1%
187,200	Adolor Corp., CPR, expire 07/01/19†	0	48,672
79,391	Ambit Biosciences Corp., CVR†	0	47,635

Shares		Cost	Market Value
201,600	American Medical Alert Corp., CPR†	$0	$2,016
18,000	Chelsea Therapeutics International Ltd., CVR†	1,980	0
229,178	Dyax Corp., CVR, expire 12/31/19†	0	254,388
100	Omthera Pharmaceuticals Inc., expire 12/31/20†	0	60
206,000	Synergetics USA Inc., CVR†	20,600	20,600
346,322	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†	164,073	0
11,000	Tobira Therapeutics Inc.†	151,140	151,140

		337,793	524,511

	Retail — 0.1%
400,000	Safeway Casa Ley, CVR, expire 01/30/19†	70,942	194,000
400,000	Safeway PDC, CVR, expire 01/30/18†	0	6,000

		70,942	200,000

	TOTAL RIGHTS	408,735	1,109,261

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
850	Hudbay Minerals Inc., expire 07/20/18†	962	157

Principal Amount
	CORPORATE BONDS — 0.0%
	Health Care — 0.0%
$17,000	Constellation Health Promissory Note, PIK, 5.000%, 01/31/24	7,310	7,310

	U.S. GOVERNMENT OBLIGATIONS — 42.4%
147,978,000	U.S. Treasury Bills, 0.592% to 1.090%††, 07/13/17 to 12/21/17(a)	147,722,319	147,717,792

TOTAL INVESTMENTS — 100.0%		$348,250,893	348,693,111

See accompanying notes to financial statements.

The GDL Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Principal Amount		Settlement Date	Unrealized Appreciation/ Depreciation
	FORWARD FOREIGN EXCHANGE CONTRACTS (b) — (0.1)%
2,800,000(c)	Deliver British Pounds in exchange for United States Dollars 3,623,032	07/28/17	$ (27,281)

26,500,000(d)	Deliver Euro Currency in exchange for United States Dollars 30,189,648	07/28/17	(123,670)

52,000,000(e)	Deliver Swedish Kronor in exchange for United States Dollars 6,093,995	07/28/17	(88,546)

2,000,000(f)	Deliver Swiss Francs in exchange for United States Dollars 2,088,467	07/28/17	(1,153)

	TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		(240,650)

Notional Amount		Termination Date

	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS (g) — 0.0%

$ 899	Gulf Keystone Petroleum Ltd	06/28/18	(15)
(700 Shares)

224,859	Premier Foods plc	04/02/18	7,502
(440,500 Shares)

	TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS		7,487

			Market Value

	SECURITIES SOLD SHORT — (0.9)%
	(Proceeds received $3,279,637)		(3,213,181)

Other Assets and Liabilities (Net)			(3,640,080)

PREFERRED STOCK
(2,624,025 preferred shares outstanding)			(131,201,250)

NET ASSETS — COMMON STOCK
(17,932,412 common shares outstanding)			$210,405,437

NET ASSET VALUE PER COMMON SHARE
($210,405,437 ÷ 17,932,412 shares outstanding)			$11.73

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (0.9)%
	Building and Construction — (0.5)%
35,414	Lennar Corp., Cl. A	$1,764,425	$1,888,275

	Cable and Satellite — (0.0)%
2,300	Sinclair Broadcast Group Inc., Cl. A	78,684	75,670

	Energy and Utilities — (0.2)%
1,480	EQT Corp.	79,336	86,713
9,850	ONEOK, Inc.	562,911	513,776

		642,247	600,489

	Entertainment — (0.1)%
10,000	AMC Entertainment Holdings Inc., Cl. A	342,193	227,500

	Financial Services — (0.1)%
972	Fairfax Financial Holdings Ltd.	452,088	421,247

	TOTAL SECURITIES SOLD SHORT(h)	$3,279,637	$3,213,181

(a)	At June 30, 2017, $47,250,000 of the principal amount was pledged as collateral for securities sold short, equity contract for difference swap agreements, and forward foreign exchange contracts.
(b)	At June 30, 2017, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
(c)	Principal amount denoted in British Pounds.
(d)	Principal amount denoted in Euros.
(e)	Principal amount denoted in Swedish Kronor.
(f)	Principal amount denoted in Swiss Francs.
(g)	At June 30, 2017, the Fund had entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc.
(h)	At June 30, 2017, these proceeds were being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
CPR	Contingent Payment Right

See accompanying notes to financial statements.

The GDL Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
Long Positions
North America	77.1%	$268,660,796
Europe	21.6	75,443,377
Latin America	0.8	2,919,029
Asia/Pacific	0.4	1,273,759
Japan	0.1	396,150

Total Investments	100.0%	$348,693,111

Short Positions
North America	(0.9)%	$(3,213,181)

See accompanying notes to financial statements.

The GDL Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $348,250,893)	$348,693,111
Cash	827
Deposit at brokers	3,197,413
Receivable for investments sold	106,080
Dividends receivable	312,778
Unrealized appreciation on swap contracts	7,502
Prepaid expenses	2,647
Deferred offering expense	145,083

Total Assets	352,465,441

Liabilities:
Securities sold short, at value (proceeds $3,279,637)	3,213,181
Foreign currency, at value (cost $81)	81
Distributions payable	54,667
Payable for Fund shares redeemed	39,895
Payable for investments purchased	6,509,388
Payable for investment advisory fees	685,350
Payable for payroll expenses	56,519
Payable for accounting fees	11,250
Unrealized depreciation on forward foreign exchange contracts	240,650
Unrealized depreciation on swap contracts	15
Series B Cumulative Preferred Shares, callable and mandatory redemption 03/26/20 (See Notes 2 and 5)	131,201,250
Other accrued expenses	47,758

Total Liabilities	142,060,004

Net Assets Attributable to Common Shareholders	$210,405,437

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$211,702,800
Accumulated net investment loss	(1,368,470)
Distributions in excess of net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	(204,902)
Net unrealized appreciation on investments	442,218
Net unrealized appreciation on securities sold short	66,456
Net unrealized appreciation on swap contracts	7,487
Net unrealized depreciation on foreign currency translations	(240,152)

Net Assets	$210,405,437

Net Asset Value per Common Share:
($210,405,437 ÷ 17,932,412 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$11.73

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $58,302)	$1,552,242
Interest	466,651

Total Investment Income	2,018,893

Expenses:
Investment advisory fees	1,400,975
Interest expense on preferred shares	1,968,019
Payroll expenses	69,536
Trustees’ fees	68,136
Shareholder communications expenses	45,153
Offering expense for issuance of preferred shares	36,298
Custodian fees	24,840
Accounting fees	22,500
Legal and audit fees	17,244
Dividend expense on securities sold short	13,300
Shareholder services fees	11,158
Interest expense	3,147
Service fees for securities sold short (See Note 2)	827
Miscellaneous expenses	37,347

Total Expenses	3,718,480

Less:
Expenses paid indirectly by broker (See Note 3)	(1,618)
Advisory fee reduction on unsupervised assets (See Note 3)	(4,199)
Custodian fee credits	(8,952)

Total Credits and Reductions	(14,769)

Net Expenses	3,703,711

Net Investment Loss	(1,684,818)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency:
Net realized gain on investments	3,869,798
Net realized loss on securities sold short	(159,438)
Net realized loss on swap contracts	(28,047)
Net realized loss on foreign currency transactions	(2,584,293)

Net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	1,098,020

Net change in unrealized appreciation/depreciation:
on investments	3,049,255
on securities sold short	99,209
on swap contracts	11,195
on foreign currency translations	(33,678)

Net change in unrealized appreciation/depreciation on investments, securities sold short, swap contracts, and foreign currency translations	3,125,981

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency	4,224,001

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$2,539,183

See accompanying notes to financial statements.

The GDL Fund

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment loss	$(1,684,818)	$ (6,594,251)
Net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	1,098,020	18,351,971
Net change in unrealized appreciation/depreciation on investments, securities sold short, swap contracts, and foreign currency translations	3,125,981	(3,360,136)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	2,539,183	8,397,584

Distributions to Common Shareholders:
Net realized short term gain	—	(3,921,266)
Net realized long term gain	—	(7,077,225)
Return of capital	(5,763,701)*	(1,016,101)

Total Distributions to Common Shareholders	(5,763,701)	(12,014,592)

Fund Share Transactions:
Decrease from repurchase of common shares (includes transaction costs)	(3,149,080)	(12,562,913)

Decrease in Net Assets from Fund Share Transactions	(3,149,080)	(12,562,913)

Net Decrease in Net Assets Attributable to Common Shareholders	(6,373,598)	(16,179,921)

Net Assets Attributable to Common Shareholders:
Beginning of year	216,779,035	232,958,956

End of period (including undistributed net investment income of $0 and $316,348, respectively)	$210,405,437	$216,779,035

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The GDL Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2017 (Unaudited)

Net increase in net assets attributable to common shareholders resulting from operations	$2,539,183

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(303,090,806)
Proceeds from sales of long term investment securities	356,428,745
Proceeds from short sales of investment securities	2,945,215
Purchase of securities to cover short sales	(9,344,257)
Net sales of short term investment securities	3,302,051
Net realized gain on investments	(3,869,798)
Net realized loss on securities sold short	159,438
Net change in unrealized appreciation/depreciation on investments and swap contracts	(3,060,450)
Net amortization of discount	(441,235)
Net increase in unrealized depreciation on forward foreign exchange contracts	39,042
Net increase in unrealized appreciation on securities sold short	(99,209)
Decrease in deposit at broker	4,031,193
Decrease in receivable for investments sold	2,434,529
Increase in dividends receivable	(155,693)
Increase in prepaid expenses	(2,647)
Increase in deferred offering expense	(32,237)
Increase in payable for accounting fees	3,750
Decrease in payable for investments purchased	(46,262,628)
Decrease in payable for investment advisory fees	(3,662,276)
Increase in payable for payroll expenses	2,795
Decrease in payable for dividends payable on securities sold short	(24,663)
Decrease in other accrued expenses	(42,847)

Net cash provided by operating activities:	1,797,195

Net decrease in net assets resulting from financing activities:
Distributions to Common Shareholders	(5,763,701)
Decrease in payable for Fund shares redeemed	(400,980)
Decrease from repurchase of common shares	(3,149,080)

Net cash used in financing activities	(9,313,761)

Net increase in cash	(7,516,566)

Cash (including foreign currency):
Beginning of year	7,517,312

End of period	$746

Supplemental disclosure of cash flow information:
Interest paid on preferred shares	$1,968,019
Interest paid on bank overdrafts	$3,147

See accompanying notes to financial statements.

The GDL Fund

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012
Operating Performance:
Net asset value, beginning of year	$11.88		$11.93		$12.10		$12.78		$13.26		$13.94

Net investment loss	(0.09)		(0.36)		(0.44)		(0.26)		(0.33)		(0.46)
Net realized and unrealized gain on investments, securities sold short, swap contracts, written options, and foreign currency transactions	0.23		0.84		0.85		0.33		1.13		1.06

Total from investment operations	0.14		0.48		0.41		0.07		0.80		0.60

Distributions to Common Shareholders:
Net investment income	—		—		—		(0.06)		—		(0.08)
Net realized gain	—		(0.59)		(0.56)		(0.53)		(0.28)		—
Return of capital	(0.32	)*	(0.05)		(0.08)		(0.21)		(1.00)		(1.20)

Total distributions to common shareholders	(0.32)		(0.64)		(0.64)		(0.80)		(1.28)		(1.28)

Common Share Transactions:
Increase in net asset value from repurchase of common shares	0.03		0.11		0.06		0.05		0.00	(a)	0.00	(a)

Net Asset Value, End of Period	$11.73		$11.88		$11.93		$12.10		$12.78		$13.26

NAV total return †	1.53%		5.09%		3.95%		0.94%		6.31%		4.44%

Market value, end of period	$10.26		$9.84		$10.01		$10.23		$11.02		$11.42

Investment total return ††	7.06%		4.79%		4.12%		(0.07)%		7.79%		7.67%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$341,607		$347,980		$364,160		$381,126		$404,984		$422,956
Net assets attributable to common shares, end of period (in 000’s)	$210,405		$216,779		$232,959		$244,894		$268,751		$278,968
Ratio of net investment loss to average net assets attributable to common shares including interest and offering costs(b)	(1.58	)%(c)	(2.94)%		(2.75)%		(1.38)%		(2.50)%		(3.33)%
Ratio of operating expenses to average net assets attributable to common shares(d)	3.49	%(c)(e)(f)	4.72	%(e)(g)	4.23	%(e)(g)	2.99	%(g)	4.76	%(g)	4.58	%(g)
Portfolio turnover rate	126%		284%		268%		315%		319%		335%

See accompanying notes to financial statements.

The GDL Fund

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012
Series B Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$131,201	$131,201	$131,201	$136,232	$136,232	$143,988
Total shares outstanding (in 000’s)	2,624	2,624	2,624	2,725	2,725	2,880
Liquidation preference per share	$ 50.00	$ 50.00	$ 50.00	$ 50.00	$ 50.00	$ 50.00
Average market value(h)	$ 50.54	$ 50.51	$ 50.30	$ 50.36	$ 50.41	$ 50.63
Asset coverage per share	$ 130.18	$ 132.61	$ 138.78	$ 139.88	$ 148.64	$ 146.87
Asset coverage	260%	265%	278%	280%	297%	294%

†

Based on net asset value per share, adjusted for reinvestment of distributions at prices at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Amount represents less than $0.005 per share.
(b)	The Fund incurred interest expense during all periods presented. Interest expense on Preferred Shares relates to the $50 Series B Preferred Shares through June 30, 2017 (see Footnotes 2 and 5).
(c)	Annualized.
(d)

Ratio of operating expenses excluding interest, dividends and service fees on securities sold short, and offering costs to average net assets attributable to common shares for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013, and 2012 would have been 1.60%, 2.92%, 2.87%, 1.35%, 3.22%, and 2.58%, respectively.

(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, there was no impact on the expense ratios.

(f)

The ratio of operating expenses does not include a custodian fee credit for the six months ended June 30, 2017. Including such custodian fee credit, the ratio of operating expenses to average net assets would have been 3.48%. For the years ended December 31, 2016, 2015, 2014, 2013, and 2012, the effect was minimal.

(g)

For the years ended December 31, 2016, 2015, 2014, 2013, and 2012, the ratio of operating expenses excluded interest, dividends and service fees on securities sold short, and offering costs. Including these expenses, the ratio of operating expenses for the years ended December 31, 2016, 2015, 2014, 2013, and 2012 would have been 4.84%, 4.43%, 3.07%, 4.80%, and 4.66%, respectively.

(h)	Based on weekly prices.

See accompanying notes to financial statements.

The GDL Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GDL Fund currently operates as a diversified closed-end management investment company organized as a Delaware statutory trust on October 17, 2006 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on January 31, 2007.

The Fund’s primary investment objective is to achieve absolute returns in various market conditions without excessive risk of capital. The Fund will seek to achieve its objective by investing primarily in merger arbitrage transactions and, to a lesser extent, in corporate reorganizations involving stubs, spin-offs, and liquidations. The Fund will invest at least 80% of its assets, under normal market conditions, in securities or hedging arrangements relating to companies involved in corporate transactions or reorganizations, giving rise to the possibility of realizing gains upon or within relatively short periods of time after the completion of such transactions or reorganizations.

The principal risk associated with the Fund’s investment strategy is that certain of the proposed reorganizations in which the Fund invests may involve a longer time frame than originally contemplated or be renegotiated or terminated, in which case losses may be realized. The Fund invests all or a portion of its assets to seek short term capital appreciation. This can be expected to increase the portfolio turnover rate and cause increased brokerage commission costs.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does

The GDL Fund

Notes to Financial Statements (Unaudited) (Continued)

not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The GDL Fund

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$11,137,782	—	$151,000	$ 11,288,782
Business Services	2,685,174	—	0	2,685,174
Entertainment	1,450,600	—	0	1,450,600
Financial Services	13,885,310	—	36,084	13,921,394
Health Care	52,600,452	$ 344,020	—	52,944,472
Transportation	3,519,885	450,294	—	3,970,179
Other Industries (a)	111,309,830	—	—	111,309,830
Total Common Stocks	196,589,033	794,314	187,084	197,570,431
Closed-End Funds	2,288,160	—	—	2,288,160
Rights (a)	—	200,000	909,261	1,109,261
Warrants (a)	157	—	—	157
Corporate Bonds (a)	—	—	7,310	7,310
U.S. Government Obligations	—	147,717,792	—	147,717,792
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$198,877,350	$148,712,106	$1,103,655	$348,693,111
LIABILITIES (Market Value):
Common Stocks Sold Short (a)	$(3,213,181)	—	—	$ (3,213,181)
TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$(3,213,181)	—	—	$ (3,213,181)
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
EQUITY CONTRACTS
Contract for Difference Swap Agreements	—	$ 7,502	—	$7,502
LIABILITIES (Unrealized Depreciation):
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	(240,650)	—	(240,650)
EQUITY CONTRACTS
Contract for Difference Swap Agreements	—	(15)	—	(15)
TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$ (233,163)	—	$ (233,163)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The GDL Fund

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/16	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3†	Transfers out of Level 3†	Balance as of 06/30/17	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 06/30/17††
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	—	—	—	$(4,681)	—	—	$155,681	—	$151,000	$(4,681)
Business Services	—	—	—	—	$0	—	—	—	0	—
Cable and Satellite	$653,975	—	$93,508	3,839	—	$(751,322)	—	—	—	—
Educational Services	44	—	(51,384)	51,340	—	0	—	—	—	—
Entertainment	0	—	—	—	—	—	—	—	0	—
Financial Services	—	—	—	3,331	—	—	32,753	—	36,084	3,331
Total Common Stocks	654,019	—	42,124	53,829	0	(751,322)	188,434	—	187,084	(1,350)
Corporate Bonds	—	—	—	—	7,310	—	—	—	7,310	—
Rights:
Entertainment	—	—	—	$384,750	0	—	—	—	384,750	$384,750
Health Care	$599,343	—	—	(74,832)	—	$0	—	—	524,511	(50,652)
Wireless Communications	1,184,400	—	$494,992	(82,170)	—	(1,597,222)	—	—	—	—
Total Rights	1,783,743	—	494,992	227,748	—	(1,597,222)	—	—	909,261	334,098
TOTAL INVESTMENTS IN SECURITIES	$2,437,762	—	$537,116	$281,577	$7,310	$(2,348,544)	$188,434	—	$1,103,655	$332,748

†	The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.
††	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

The GDL Fund

Notes to Financial Statements (Unaudited) (Continued)

The following tables summarize the valuation techniques used and unobservable inputs utilized to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2017:

Description	Balance at 06/30/17	Valuation Technique	Unobservable Input	Range
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$ 187,084	Last available closing price	Discount Range	0%
Corporate Bonds	7,310	Last available closing price	Discount Range	0%
Rights (a)	909,261	Last available closing price	Discount Range	0%

	$1,103,655

(a)	Includes fair value securities of investments developed using various valuation techniques and unobservable inputs.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Range	Decrease	Increase

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or

The GDL Fund

Notes to Financial Statements (Unaudited) (Continued)

swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

The GDL Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at June 30, 2017 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/Equity Security Paid	Termination Date	Net Unrealized Appreciation/ Depreciation
$899 (700 Shares)	Market Value Appreciation on: Gulf Keystone Petroleum Ltd.	One Month LIBOR plus 90 bps plus Market Value Depreciation on: Gulf Keystone Petroleum Ltd.	6/28/2018	$ (15)
$224,859 (440,500 Shares)	Premier Foods plc	Premier Foods plc	4/2/2018	7,502

				$7,487

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2017 had an average monthly notional amount of approximately $745,344.

At June 30, 2017, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on swap contracts, and under Liabilities, Unrealized depreciation on swap contracts. For the six months ended June 30, 2017, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency, Net realized loss on swap contracts and Net change in unrealized appreciation/depreciation on swap contracts.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at June 30, 2017 are reflected within the Schedule of Investments. The Fund’s volume of activity in forward foreign exchange contracts during the six months ended June 30, 2017 had an average monthly notional amount of approximately $67,755,617.

At June 30, 2017, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Liabilities, Unrealized depreciation on forward foreign exchange contracts. For the six months ended June 30, 2017, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency, within Net realized loss on foreign currency transactions and Net change in unrealized appreciation/depreciation on foreign currency translations.

The GDL Fund

Notes to Financial Statements (Unaudited) (Continued)

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At June 30, 2017, the Fund did not hold any written options contracts.

At June 30, 2017, the Fund’s derivative assets and liabilities (by type) are as follows:

	Gross Amounts of Recognized Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets
Equity Contract for Difference Swap Agreements	$7,502	$(15)	$7,487

The GDL Fund

Notes to Financial Statements (Unaudited) (Continued)

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
Equity Contract for Difference Swap Agreements	$ 15	$(15)	—
Forward Foreign Exchange Contracts	240,650	—	$240,650

Total	$240,665	$(15)	$240,650

The following tables present the Fund’s derivative assets and liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2017:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Counterparty
The Goldman Sachs Group Inc.	$7,487	$(7,487)	—	—

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Counterparty
State Street Bank and Trust Co.	$240,650	$(240,650)	—	—

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would

The GDL Fund

Notes to Financial Statements (Unaudited) (Continued)

not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at June 30, 2017 are reflected within the Schedule of Investments. During the six months ended June 30, 2017, the Fund incurred $827 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Series B Cumulative Preferred Shares. For financial reporting purposes only, the liquidation value of preferred shares that have a mandatory call date is classified as a liability within the Statement of Assets and Liabilities and the dividends paid on these preferred shares are included as a component of “Interest expense on preferred shares” within the Statement of Operations. Offering costs are amortized over the life of the preferred shares.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of

The GDL Fund

Notes to Financial Statements (Unaudited) (Continued)

many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2017, the Fund did not hold restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations, Interest expense..

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. See Series B Cumulative Preferred Shares above for discussion of GAAP treatment. The distributions on these Preferred Shares are treated as dividends for tax purposes. These differences are also due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The GDL Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund declared and paid quarterly distributions from net investment income, capital gains, and paid-in capital. The actual sources of the distribution are determined after the end of the year. To the extent such distributions were made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions during the year may be made in excess of required distributions. This may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Distribution, subject to the maximum federal income tax rate, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate. That portion of a distribution that is paid-in capital (and is not sourced from net investment income or realized gains) should not be considered as the yield or total return on an investment in the Fund.

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

Common
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$3,921,266
Long term capital gain	7,077,225
Return of capital	1,016,101

Total distributions paid	$12,014,592

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2016, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized depreciation on investments, swap contracts, and foreign currency translations	$(3,781,879)
Other temporary differences*	(54,667)

Total	$(3,836,546)

*	Other temporary differences are primarily due to adjustments on preferred share class distribution payables.

The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2017:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Investments	$349,532,920	$(13,753,430)	$12,913,621	$(839,809)
Securities sold short	(3,279,637)	197,683	(131,227)	66,456

		$(13,555,747)	$12,782,394	$(773,353)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to

The GDL Fund

Notes to Financial Statements (Unaudited) (Continued)

the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a base fee, computed weekly and paid monthly, equal on an annual basis to 0.50% of the value of the Fund’s average weekly managed assets. Managed assets consist of all of the assets of the Fund without deduction for borrowings, repurchase transactions, and other leveraging techniques, the liquidation value of any outstanding preferred shares, or other liabilities except for certain ordinary course expenses. In addition, the Fund may pay the Adviser an annual performance fee at a calendar year end if the Fund’s total return on its managed assets during the year exceeds the total return of the 3 Month U.S. Treasury Bill Index (the “T-Bill Index”) during the same period. For every four basis points that the Fund’s total return exceeds the T-Bill Index, the Fund will accrue weekly and pay annually a one basis point performance fee up to a maximum performance fee of 150 basis points. Under the performance fee arrangement, the annual rate of the total fees paid to the Adviser can range from 0.50% to 2.00% of the average weekly managed assets. During the six months ended June 30, 2017, the Fund accrued a performance fee of $544,867 to the Adviser. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2017, the Fund paid brokerage commissions on security trades of $133,210 to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,618.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2017, the Fund paid or accrued $69,536 in payroll expenses in the Statement of Operations.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2017, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $4,199.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman and the Lead

The GDL Fund

Notes to Financial Statements (Unaudited) (Continued)

Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government Obligations, aggregated $274,842,048 and $327,237,076, respectively. Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2017, aggregated $306,617,186 and $309,919,237, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of the Fund’s common shares on the open market when its shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV per share. During the six months ended June 30, 2017, the Fund repurchased and retired 316,340 shares in the open market at an investment of $3,149,080 and an average discount of approximately 16.22% from its NAV. During the year ended December 31, 2016, the Fund repurchased and retired 1,273,240 shares in the open market at an investment of $12,562,913 and an average discount of approximately 16.56% from its NAV.

Transactions in common shares of beneficial interest for the six months ended June 30, 2017 and the year ended December 31, 2016 were as follows:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares repurchased (includes transaction costs)	316,340	$3,149,080	1,273,240	$12,562,913

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders.

The $50 Series B Preferred pays quarterly distributions in March, June, September, and December of each year. On January 23, 2015, the Board reset the annual dividend rate to 3.00% on the Series B Preferred for dividend periods through March 26, 2018, the mandatory call date that the Series B Preferred holders extended to March 26, 2020 at the same terms. The Fund will redeem all or any part of the Series B Preferred that holders have properly submitted for redemption during the 30 day period prior to June 26, 2018 at the liquidation value plus any accumulated and unpaid dividends. At June 30, 2017, there were 2,624,025 Series B Preferred outstanding and accrued dividends amounted to $54,667.

Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B Preferred at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay

The GDL Fund

Notes to Financial Statements (Unaudited) (Continued)

dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The GDL Fund

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 9, 2017, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 15, 2017 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 15, 2017 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Clarence A. Davis and Arthur V. Ferrara as Trustees of the Fund. A total of 17,226,403 votes and 17,253,930 votes were cast in favor of these Trustees and a total of 1,162,309 votes and 1,134,782 votes were withheld for these Trustees, respectively. In addition, preferred shareholders, voting as a separate class, elected James P. Conn, as a Trustee of the Fund. A total of 2,255,911 votes were cast in favor of this Trustee and a total of 214,054 votes were withheld for this Trustee.

Mario J. Gabelli, CFA, Anthony J. Colavita, Leslie F. Foley, Michael J. Melarkey, Edward T. Tokar, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

The preferred shareholders, voting as a separate class, approved an amendment to the Statement of Preferences of the Series B Preferred Shares to extend the mandatory redemption date from March 26, 2018 to March 26, 2020, and to add March 26, 2018 as a date upon which the Fund will redeem all or any part of the Series B Preferred Shares that holders have properly submitted for redemption and not withdrawn during the 30 day period prior to March 26, 2018. A total of 1,488,779 votes were cast in favor of this proposal, 16,058 votes were cast against the proposal, 11,920 votes abstained, and there were 953,208 broker non-votes.

We thank you for your participation and appreciate your continued support.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The GDL Fund to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer (“AST”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

The GDL Fund

c/o American Stock Transfer

6201 15th Avenue

Brooklyn, NY 11219

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact AST at (888) 422-3262.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE Amex trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the NYSE Amex, or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

THE GDL FUND

AND YOUR PERSONAL PRIVACY

Who are we?

The GDL Fund is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, that is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GDL FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Ryan N. Kahn, CFA, is an analyst dedicated to the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed-end funds. He joined the team in 2013 after working as a generalist in the research department. Mr. Kahn earned a Bachelor of Science in Business Management from Babson College.

Gian Maria Magrini, CFA, is an analyst dedicated to the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed-end funds. He joined the team in 2013 after serving various roles in the Firm’s operations and research departments. Mr. Magrini earned a B.S. in Finance from Fordham University.

Geoffrey P. Astle is involved in the analytics and foreign and domestic trading for the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed end funds. He has been associated in this capacity since 2007. Mr. Astle earned a Bachelor of Science in both Finance and Marketing from Fairfield University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDLX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GDL FUND

One Corporate Center

Rye, NY 10580-1422

t     800-GABELLI (800-422-3554)

f     914-921-5118

e   info@gabelli.com

     GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Clarence A. Davis

Former Chief Executive Officer,

Nestor, Inc.

Arthur V. Ferrara

Former Chairman &

Chief Executive Officer,

Guardian Life Insurance

Company of America

Leslie F. Foley

Attorney

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Edward T. Tokar

Former Chief Executive Officer of Allied

Capital Management, LLC, and

Vice President of Honeywell International,

Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Vice President

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Peter M. Baldino

Assistant Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND REGISTRAR

American Stock Transfer and

Trust Company

GDL Q2/2017

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/17 through 01/31/17	Common – 76,592 Preferred Series B – N/A	Common – $9.8895 Preferred Series B – N/A	Common – 76,592 Preferred Series B – N/A	Common – 18,248,752 – 76,592 = 18,172,160 Preferred Series B – 2,624,025
Month #2 02/01/17 through 02/28/17	Common – 53,804 Preferred Series B – N/A	Common –$9.9841 Preferred Series B – N/A	Common – 53,804 Preferred Series B – N/A	Common – 18,172,160 – 53,804 = 18,118,356 Preferred Series B – 2,624,025
Month #3 03/01/17 through 03/31/17	Common – 76,192 Preferred Series B – N/A	Common – $9.9207 Preferred Series B – N/A	Common – 76,192 Preferred Series B – N/A	Common –18,118,356 – 76,192 = 18,042,164 Preferred Series B – 2,624,025
Month #4 04/01/17 through 04/30/17	Common – 40,752 Preferred Series B – N/A	Common – $9.8615 Preferred Series B – N/A	Common – 40,752 Preferred Series B – N/A	Common –18,042,164 – 40,752 = 18,001,412 Preferred Series B – 2,624,025
Month #5 05/01/17 through 05/31/17	Common – 58,500 Preferred Series B – N/A	Common – $9.9980 Preferred Series B – N/A	Common – 58,500 Preferred Series B – N/A	Common – 18,001,412 – 58,500 = 17,942,912 Preferred Series B – 2,624,025
Month 06/01/17 through 06/30/17	Common – 10,500 Preferred Series B – N/A	Common – $10.2052 Preferred Series B – N/A	Common – 10,500 Preferred Series B – N/A	Common – 17,942,912 – 10,500 = 17,932,412 Preferred Series B – 2,624,025
Total	Common – 316,340 Preferred Series B – N/A	Common – $9.9395 Preferred Series B – N/A	Common – 316,340 Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $50.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GDL Fund

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/24/2017

* Print the name and title of each signing officer under his or her signature.